Trading portfolio	12 Months Ended
Dec. 31, 2020
12. Trading Portfolio
Trading portfolio

12 Trading portfolio

Accounting for trading portfolio assets and liabilities

In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2020	2019	2020	2019
	£m	£m	£m	£m
Debt securities and other eligible bills	56,482	52,739	(30,102)	(23,741)
Equity securities	62,192	56,000	(17,303)	(13,175)
Traded loans	8,348	5,378	-	-
Commodities	928	78	-	-
Trading portfolio assets/(liabilities)	127,950	114,195	(47,405)	(36,916)